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Alliance
Municipal
Trust

- Florida Portfolio

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                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS                              Alliance Municipal Trust -
December 31, 2000 (unaudited)                                  Florida Portfolio
================================================================================

 Principal
  Amount
   (000)     Security(a)                      Yield                Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-55.9%
            FLORIDA-55.9%
            Alachua County IDA
            (Florida Rock
            Industries Inc.) AMT
  $ 9,000   11/01/22 (b) ..................    5.15%         $ 9,000,000
            Brevard County School
            District TAN
            Series 00
    8,000   6/29/01 .......................    4.33            8,010,285
            Broward County
            Education, Residential
            & Training
            Authority IDA
            (International Game Fish
            Association Project)
            Series 97
    2,500   8/01/04 (b) ...................    5.05            2,500,000
            Broward County HFA
            (Single Family Housing
            Mortgage Revenue)
            Series 00C AMT
    4,110   3/01/01 .......................    4.30            4,110,000
            Broward County
            HFA MFHR
            (Jacaranda Village
            Apartments) Series 97
    3,315   9/01/22 (b) ...................    4.50            3,315,000
            Broward County
            HFA MFHR
            (Margate Investments
            Project)
    5,900   11/01/05 (b) ..................    4.50            5,900,000
            Broward County
            HFA MFHR
            (Reflections Apartments)
            Series 99
    6,900   12/01/29 (b) ..................    4.50            6,900,000
            Capital Projects
            Finance Authority
            (Loan Program AAAE
            Airport Project)
            Series 00H
   40,000   12/01/30 (b) ..................    4.90           40,000,000
            Citrus Park Community
            Development District
            (Capital Improvement)
            Series 96
    3,875   11/01/16 (b) ..................    4.75            3,875,000
            City of Tampa
            (Tampa Preparatory
            School Inc.) Series 00
    4,500   11/01/25 (b) ..................    4.50            4,500,000
            Dade County IDR
            (Florida Convalescent
            Association Project)
            Series 86 AMT
    1,855   12/01/11 (b) ..................    5.00            1,855,000
            Dade County IDR
            (Florida Power & Light)
            Series 93
    5,250   6/01/21 (b) ...................    4.70            5,250,000
            Escambia County
            (Gelman Sciences, Inc. ........
            Project) Series 96 AMT
    1,200   7/01/04 (b) ...................    5.10            1,200,000
            Florida HFA
            (Fairmont Oaks Project)
            Series 89E
    2,670   4/01/26 (b) ...................    4.95            2,670,000
            Florida HFA
            (Timberline Apts.)
            Series 99P AMT
    5,135   10/15/32 (b) ..................    4.70            5,135,000
            Florida HFA MFHR
            (Ashley Lake ll)
            Series 89J AMT
    5,000   12/01/11 (b) ..................    4.85            5,000,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
    4,500   12/01/08 (b) ..................    4.90            4,500,000
            Florida HFA MFHR
            (Wood Forest Apts.)
            Series 83I
    4,000   12/01/05 (b) ..................    4.95            4,000,000
            Gulf Breeze
            (Florida Municipal
            Bond Fund) Series 96A
    4,295   3/31/21 (b) ...................    4.50            4,295,000
            Highlands County Health
            Facilities Authority
            (Adventist Health System)
            Series A
   14,785   11/15/27 (b) ..................    4.80           14,785,000
            Highlands County Health
            Facilities Authority
            (Adventist/Sunbelt)
            Series A
    9,855   11/15/26 (b) ..................    4.80            9,855,000

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                           Florida Portfolio
================================================================================

 Principal
  Amount
   (000)     Security(a)                      Yield                Value
--------------------------------------------------------------------------------
             Hillsborough County
             Aviation
             (Delta Air Lines)
             Series 00
  $ 2,000    12/01/30 (b) .................    4.45%         $ 2,000,000
             Hillsborough County
             HFA MFHR
             (Brandon Crossing Apts.)
             Series 98A AMT
    2,700    12/01/29 (b) .................    4.55            2,700,000
             Hillsborough County
             IDR
             (Seaboard Tampa) AMT
    5,500    12/01/16 (b) .................    5.00            5,500,000
             Jacksonville Economic
             Development Community
             (Bolles School Project)
             Series 99A
    2,730    7/01/14 (b) ..................    4.40            2,730,000
             Jacksonville Electric
             Authority Revenue
             (Electric Systems)
             Series 00F
    6,500    10/01/30 (b) .................    5.00            6,500,000
             Jacksonville Hospital
             Revenue & Refunding
             Bonds
             (Genesis Rehabilitation)
             Series 96
    6,200    5/01/21 (b) ..................    4.95            6,200,000
             Jacksonville IDA
             (University of Florida
             Health Science Center)
             Series 89
      900    7/01/19 (b) ..................    4.90              900,000
             Lee County IDA
             (Cypress Cove
             Healthpark) Series 97C
    1,100    10/01/04 (b) .................    4.50            1,100,000
             Manatee County
             HFA MFHR
             (Harbour Project)
             Series 90B
    1,800    12/01/07 (b) .................    4.85            1,800,000
             Marion County
             Hospital District
             (Munroe Regional
             Health Systems)
    5,705    10/01/30 (b) .................    4.50            5,705,000
             Martin County PCR
             (Florida Power &
             Light Co.) Series 00
    2,000    7/15/22 (b) ..................    4.45            2,000,000
             Miami Dade County
             Educational Facility
             Authority
             (Florida Memorial
             College) Series 98
    2,900    10/01/18 (b) .................    5.05            2,900,000
             Miami Dade County IDA
             (Professional Modification
             Project) Series 98 AMT
    6,000    8/01/18 (b) ..................    4.50            6,000,000
             Okeechobee County
             (Chambers Waste System)
             Series 89 AMT
    2,600    3/01/06 (b) ..................    5.00            2,600,000
             Orange County Health
             Facilities
             (Adventist Health
             Systems) Series 92
    1,990    11/15/14 (b) .................   .4.95            1,990,000
             Orange County Health
             Facilities
             (Florida Hospital Assoc.)
             Series 00A
    5,000    6/01/30 (b) ..................    4.90            5,000,000
             Orange County
             HFA MFHR
             (Osprey Ridge Apts.
             Project) Series 00H
    4,000    2/15/33 (b) ..................    4.55            4,000,000
             Orlando Special
             Assessment District
             (Republic Drive Project)
             Series 97A
   10,500    10/01/21 (b) .................    4.60           10,500,000
             Palm Beach
             (Norton Gallery)
   15,800    5/01/30 (b) ..................    4.90           15,800,000
             Palm Beach Airport
             Revenue
             (Jet Aviation Project)
             Series 99 AMT
    7,900    11/01/14 (b) .................    4.80            7,900,000
             Palm Beach County
             Education Facility
             (Lynn University) Series 98
    6,875    11/01/18 (b) .................    5.00            6,875,000

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

 Principal
  Amount
   (000)     Security(a)                      Yield                Value
--------------------------------------------------------------------------------
             Palm Beach County
             HFA MFHR
             (Cotton Bay Apts.)
             Series 88D
  $ 5,500    11/01/07 (b) .................    4.50%       $  5,500,000
             Palm Beach County
             HFA MFHR
             (Mahogany Bay)
             Series 88C
    5,100    11/01/07 (b) .................    4.50           5,100,000
             Palm Beach IDA
             (Boca Raton Community
             Day School) Series 99
    5,000    9/01/20 (b) ..................    4.95           5,000,000
             Palm Beach IDR
             (Florida Convalescent
             Center Project) AMT
    2,275    11/01/11 (b) .................    5.00           2,275,000
             Pinellas County Health
             Facilities
             (Mease Manor Inc.)
             Series 95
    3,780    11/01/15 (b) .................    4.40           3,780,000
             Polk County IDA
             (Farmland Hydro LP)
             Series 99 AMT
   15,000    2/01/29 (b) ..................    5.05          15,000,000
             Polk County IDR
             (Ytong Florida Ltd.
             Project)
    3,445    8/01/15 (b) ..................    4.55           3,445,000
             St. John County IDA
             (Glenmoor at St. Johns
             Project) Series 99C
    7,000    1/01/07 (b) ..................    4.50           7,000,000
             St. Lucie County
             (Florida Power &
             Light Co.) Series 00
   19,010    9/01/28 (b) ..................    4.70          19,010,000
             St. Lucie County IDA
             (Freedom Plastics Project)
             Series 00 AMT
    5,500    11/01/20 (b) .................    4.98           5,500,000
             University of South
             Florida
             (Certificates of
             Participation) Series 00
    1,000    1/01/29 (b) ..................    4.75           1,000,000
                                                           ------------
             Total Municipal Bonds
             (amortized cost
             $319,965,285) ................                 319,965,285
                                                           ------------
             COMMERCIAL
             PAPER-3.2%
             FLORIDA-3.2%
             Indian River Hospital
             District
             Series 90
      600    4/10/01 ......................    4.40             600,000
             Miami-Dade County
             Aviation
             (Miami International
             Airport) Series A AMT
    5,000    1/12/01 ......................    4.35           5,000,000
    5,000    2/09/01 ......................    4.30           5,000,000
             Miami-Dade County
             Aviation
             (Miami International
             Airport) Series A AMT
    3,512    3/09/01 ......................    4.35           3,512,000
             Orlando Utilities
             Commission BAN
             (Water & Electric
             Revenue) Series 99A
    2,500    1/17/01 ......................    4.25           2,500,000
             Sarasota County Public
             Hospital District
             (Sarasota Memorial
             Hospital) Series B
    1,500    1/17/01 ......................    4.25           1,500,000
                                                           ------------
             Total Commercial Paper
             (amortized cost
             $18,112,000) .................                  18,112,000
                                                           ------------

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                           Florida Portfolio
================================================================================

                                                                  Value
--------------------------------------------------------------------------------
             TOTAL
             INVESTMENTS-59.1%
             (amortized cost
             $338,077,285)..................              $ 338,077,285
                                                          -------------
             Other assets less
             liabilities-40.9%..............                234,469,554
                                                          -------------
             NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             572,546,943 shares
             outstanding)...................              $ 572,546,839
                                                          =============
--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate change in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      TAN   - Tax Anticipation Note

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES                   Alliance Municipal Trust -
December 31, 2000 (unaudited)                                  Florida Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $338,077,285).....   $ 338,077,285
   Cash........................................................     235,791,538
   Interest receivable.........................................       1,517,550
   Receivable for capital stock sold...........................         488,808
   Receivable for investments sold.............................         155,000
                                                                  -------------
   Total assets................................................     576,030,181
                                                                  -------------
LIABILITIES
   Payable for capital stock redeemed..........................       3,130,282
   Advisory fee payable........................................         137,767
   Distribution fee payable....................................          63,428
   Accrued expenses............................................         151,865
                                                                  -------------
   Total liabilities...........................................       3,483,342
                                                                  -------------
NET ASSETS.....................................................   $ 572,546,839
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital shares..............................................   $ 572,546,943
   Accumulated net realized loss on investment transactions....            (104)
                                                                  -------------
                                                                  $ 572,546,839
                                                                  =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2000 (unaudited)                 Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                  $ 4,781,525
EXPENSES
   Advisory fee (Note B)................................................   $   571,517
   Distribution assistance and administrative service (Note C)..........       482,575
   Transfer agency (Note B).............................................        38,878
   Custodian fees.......................................................        36,256
   Registration fees....................................................        20,078
   Printing.............................................................        13,582
   Audit and legal fees.................................................         8,598
   Trustees' fees.......................................................         1,300
   Amortization of organization expense.................................           270
   Miscellaneous........................................................         1,042
                                                                           -----------
   Total expenses.......................................................     1,174,096
   Less: expense reimbursement..........................................       (31,061)
                                                                           -----------
   Net expenses.........................................................                    1,143,035
                                                                                          -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                  $ 3,638,490
                                                                                          ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                    Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2000      June 30,
                                                                               (unaudited)           2000
                                                                            ================   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $   3,638,490      $    5,405,759
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (3,638,490)         (5,405,759)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................       368,817,030          66,813,563
                                                                             --------------     --------------
   Total increase.......................................................       368,817,030          66,813,563
NET ASSETS
   Beginning of period..................................................       203,729,809         136,916,246
                                                                             --------------     --------------
   End of period........................................................     $ 572,546,839      $  203,729,809
                                                                             ==============     ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2000 (unaudited)                                  Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio"), Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $31,061.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $16,064 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $428 under an expense offset arrangement with Alliance Fund Services, Inc.


|8|

                                                        Alliance Municipal Trust
                                                               Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $285,759. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $196,816, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $104 which expires in the year 2005. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2000, capital paid-in aggregated $572,546,943. Transactions, all at $1.00 per share, were as follows:

                                                   Six Months Ended      Year Ended
                                                   December 31, 2000      June 30,
                                                      (unaudited)           2000
                                                   =================  ================
Shares sold......................................   681,824,713          893,840,808
Shares issued on reinvestments of dividends......     3,638,490            5,405,759
Shares redeemed..................................  (316,646,173)        (832,433,004)
                                                    --------------     --------------
Net increase.....................................    368,817,030          66,813,563
                                                    ==============     ==============


                                                                             |9|

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended                                                   July 28, 1995(a)
                                    December 31,                Year Ended June 30,                  through
                                        2000     ===============================================     June 30,
                                     (unaudited)    2000         1999        1998         1997        1996
                                    ===========  ==========  ===========  ==========  ========== =============
Net asset value, beginning of period    $1.00       $1.00        $1.00       $1.00       $ 1.00       $1.00
                                       ------      ------       ------      ------       -----       ------
Income From Investment Operations
Net investment income (b).........       .016        .028         .024        .028         .030        .030
                                       ------      ------       ------      ------       -----       ------
Less: Dividends
Dividends from net investment income    (.016)      (.028)       (.024)      (.028)       (.030)      (.030)
                                       ------      ------       ------      ------       -----       ------
Net asset value, end of period....     $ 1.00      $ 1.00       $ 1.00      $ 1.00        $1.00      $ 1.00
                                       ======      ======       ======      ======       =====       ======
Total Return
Total investment return based on
   net asset value (c)............       1.65%       2.82%        2.41%       2.87%        3.03%       3.07%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)................   $572,547    $203,730     $136,916    $113,095      $89,149     $91,179
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements...............       1.00%(d)    1.00%        1.00%        .93%         .65%        .58%(d)
   Expenses, before waivers and
     reimbursements...............       1.03%(d)    1.08%        1.08%       1.06%        1.10%       1.24%(d)
   Net investment income (b)......       3.18%(d)    2.79%        2.36%       2.82%        2.97%       3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)

William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1) Members of the Audit Committee.


                                                                              11
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Alliance Municipal Trust - Florida Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

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For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLSR1200